Nuveen Equity Long/Short Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.1%
X 107,259,471 COMMON STOCKS - 100.5%
X 107,259,471
Aerospace & Defense - 3.0%
21,400 Howmet Aerospace Inc $ 806,138
4,500 Huntington Ingalls Industries Inc 1,043,820
1,350 Northrop Grumman Corp 719,942
1,000 TransDigm Group Inc 628,500
Total Aerospace & Defense 3,198,400
Automobiles - 1.5%
8,000 Tesla Inc (2) 1,557,600
Banks - 3.3%
16,500 Fifth Third Bancorp 599,940
14,000 JPMorgan Chase & Co 1,934,520
5,900 M&T Bank Corp 1,003,118
Total Banks 3,537,578
Beverages - 2.5%
22,500 Coca-Cola Co/The 1,431,225
11,500 Monster Beverage Corp (2) 1,182,890
Total Beverages 2,614,115
Biotechnology - 0.6%
2,400 United Therapeutics Corp (2) 671,736
Capital Markets - 3.8%
3,100 Ameriprise Financial Inc 1,029,045
2,300 LPL Financial Holdings Inc 544,433
16,900 Nasdaq Inc 1,156,974
3,700 S&P Global Inc 1,305,360
Total Capital Markets 4,035,812
Chemicals - 3.3%
17,200 Corteva Inc 1,155,152
4,400 Linde PLC 1,480,512
7,900 Westlake Corp 850,435
Total Chemicals 3,486,099
Containers & Packaging - 2.6%
7,300 Crown Holdings Inc 600,133
46,200 Graphic Packaging Holding Co 1,061,676
20,800 Sealed Air Corp 1,107,184
Total Containers & Packaging 2,768,993
Electric Utilities - 3.4%
19,600 Alliant Energy Corp 1,103,480
11,400 American Electric Power Co Inc 1,103,520
17,400 NextEra Energy Inc 1,473,780
Total Electric Utilities 3,680,780
Electrical Equipment - 0.5%
2,300 Hubbell Inc 584,338

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Shares Description (1) Value
Energy Equipment & Services - 0.5%
11,000 Schlumberger Ltd $ 567,050
Entertainment - 1.5%
3,600 Netflix Inc (2) 1,099,908
4,800 Take-Two Interactive Software Inc (2) 507,312
Total Entertainment 1,607,220
Equity Real Estate Investment Trusts (REITs) - 3.1%
10,800 Prologis Inc 1,272,132
15,400 Rexford Industrial Realty Inc 851,466
3,800 SBA Communications Corp 1,137,340
Total Equity Real Estate Investment Trusts (REITs) 3,260,938
Food Products - 1.9%
3,700 Hershey Co/The 870,129
30,000 Kraft Heinz Co 1,180,500
Total Food Products 2,050,629
Health Care Equipment & Supplies - 2.9%
26,400 Boston Scientific Corp (2) 1,195,128
5,200 Dexcom Inc (2) 604,656
16,200 Edwards Lifesciences Corp (2) 1,251,450
Total Health Care Equipment & Supplies 3,051,234
Health Care Providers & Services - 2.6%
2,300 Elevance Health Inc 1,225,716
2,900 UnitedHealth Group Inc 1,588,504
Total Health Care Providers & Services 2,814,220
Health Care Technology - 1.1%
5,900 Veeva Systems Inc, Class A (2) 1,123,124
Hotels, Restaurants & Leisure - 2.3%
400 Booking Holdings Inc (2) 831,780
21,000 Las Vegas Sands Corp (2) 983,640
4,000 Marriott International Inc/MD, Class A 661,400
Total Hotels, Restaurants & Leisure 2,476,820
Household Products - 1.5%
10,800 Procter & Gamble Co/The 1,610,928
Industrial Conglomerates - 1.1%
5,300 Honeywell International Inc 1,163,615
Insurance - 3.8%
3,700 Chubb Ltd 812,483
2,900 Everest Re Group Ltd 980,026
5,000 Globe Life Inc 599,800
4,400 Marsh & McLennan Cos Inc 761,992
12,000 MetLife Inc 920,400
Total Insurance 4,074,701
Interactive Media & Services - 3.4%
26,500 Alphabet Inc, Class A (2) 2,676,235
33,500 ZoomInfo Technologies Inc (2) 958,100
Total Interactive Media & Services 3,634,335

Shares Description (1) Value
Internet & Direct Marketing Retail - 1.1%
12,400 Amazon.com Inc (2) $ 1,197,096
It Services - 3.8%
5,000 Accenture PLC, Class A 1,504,650
5,000 Automatic Data Processing Inc 1,320,700
3,500 Mastercard Inc, Class A 1,247,400
Total It Services 4,072,750
IT Services - 1.2%
12,100 Fiserv Inc (2) 1,262,756
Life Sciences Tools & Services - 2.3%
5,400 Danaher Corp 1,476,414
4,500 IQVIA Holdings Inc (2) 981,090
Total Life Sciences Tools & Services 2,457,504
Machinery - 2.0%
29,000 Flowserve Corp 909,440
11,700 Westinghouse Air Brake Technologies Corp 1,182,753
Total Machinery 2,092,193
Metals & Mining - 0.6%
12,500 Alcoa Corp 626,625
Multiline Retail - 0.9%
6,000 Target Corp 1,002,420
Multi-Utilities - 1.6%
9,700 Ameren Corp 866,404
28,000 CenterPoint Energy Inc 871,080
Total Multi-Utilities 1,737,484
Oil, Gas & Consumable Fuels - 3.6%
19,000 Antero Resources Corp (2) 694,450
8,300 ConocoPhillips 1,025,133
3,800 Diamondback Energy Inc 562,476
5,500 EOG Resources Inc 780,615
3,200 Pioneer Natural Resources Co 755,168
Total Oil, Gas & Consumable Fuels 3,817,842
Pharmaceuticals - 4.2%
17,600 Bristol-Myers Squibb Co 1,412,928
4,600 Eli Lilly & Co 1,706,968
28,000 Pfizer Inc 1,403,640
Total Pharmaceuticals 4,523,536
Professional Services - 1.1%
6,300 Verisk Analytics Inc 1,157,373
Road & Rail - 1.9%
27,000 Uber Technologies Inc (2) 786,780
5,700 Union Pacific Corp 1,239,351
Total Road & Rail 2,026,131
Semiconductors & Semiconductor Equipment - 4.0%
11,800 Applied Materials Inc 1,293,280
2,800 Broadcom Inc 1,542,884
17,000 Micron Technology Inc 980,050

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Shares Description (1) Value
Semiconductors & Semiconductor Equipment (continued)
2,900 NVIDIA Corp $ 490,767
Total Semiconductors & Semiconductor Equipment 4,306,981
Software - 9.4%
6,300 Crowdstrike Holdings Inc, Class A (2) 741,195
17,300 Microsoft Corp 4,413,922
16,400 Oracle Corp 1,361,692
8,400 Salesforce Inc (2) 1,346,100
2,300 ServiceNow Inc (2) 957,490
3,500 Synopsys Inc (2) 1,188,390
Total Software 10,008,789
Specialty Retail - 3.0%
13,300 TJX Cos Inc/The 1,064,665
5,200 Tractor Supply Co 1,176,812
2,000 Ulta Beauty Inc (2) 929,680
Total Specialty Retail 3,171,157
Technology Hardware, Storage & Peripherals - 5.0%
29,600 Apple Inc 4,381,688
56,000 Hewlett Packard Enterprise Co 939,680
Total Technology Hardware, Storage & Peripherals 5,321,368
Textiles, Apparel & Luxury Goods - 1.9%
14,400 Capri Holdings Ltd (2) 825,840
11,050 NIKE Inc, Class B 1,212,074
Total Textiles, Apparel & Luxury Goods 2,037,914
Tobacco - 1.1%
12,100 Philip Morris International Inc 1,206,007
Trading Companies & Distributors - 0.6%
1,000 WW Grainger Inc 603,060
Wireless Telecommunication Services - 1.0%
7,000 T-Mobile US Inc (2) 1,060,220
Total Long-Term Investments (cost $91,634,308) 107,259,471
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  20.8%
X 22,230,891 REPURCHASE AGREEMENTS - 20.8%
X 22,230,891
$ 22,231 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 11/30/22, repurchase price
$22,231,589, collateralized by $20,829,700,  U.S.
Treasury Inflation Index Note, 0.125%, due 10/15/25,
value $22,675,578
1.130% 12/01/22 $ 22,230,891
Total Short-Term Investments (cost $22,230,891) 22,230,891
Total Investments (cost $ 113,865,199 ) - 121 .3% 129,490,362
Shares Description (1) Value
COMMON STOCKS SOLD SHORT - (29.6)%(3)
Aerospace & Defense - (0.3)%
(5,500) BWX Technologies Inc (334,895)
a a a a a a a a a
Auto Components - (0.3)%
(7,500) BorgWarner Inc (318,825)
a a a a a a a a a

Shares Description (1) Value
Automobiles - (0.2)%
(17,500) Ford Motor Co $ (243,250)
a a a a a a a a a
Banks - (0.3)%
(18,000) KeyCorp (338,580)
a a a a a a a a a
Beverages - (0.3)%
(4,200) Brown-Forman Corp, Class B (306,684)
a a a a a a a a a
Biotechnology - (0.3)%
(1,500) Moderna Inc (2) (263,865)
a a a a a a a a a
Building Products - (0.3)%
(3,700) Advanced Drainage Systems Inc (359,862)
a a a a a a a a a
Capital Markets - (0.8)%
(800) Moody's Corp (238,616)
(3,800) State Street Corp (302,746)
(2,500) T Rowe Price Group Inc (312,275)
Total Capital Markets (853,637)
a a a a a a a a a
Chemicals - (1.5)%
(4,000) Eastman Chemical Co (346,480)
(1,800) Ecolab Inc (269,694)
(2,500) FMC Corp (326,600)
(3,800) LyondellBasell Industries NV, Class A (323,038)
(6,000) Mosaic Co/The (307,800)
Total Chemicals (1,573,612)
a a a a a a a a a
Communications Equipment - (0.3)%
(10,000) Juniper Networks Inc (332,400)
a a a a a a a a a
Construction & Engineering - (0.3)%
(11,000) MDU Resources Group Inc (346,390)
a a a a a a a a a
Consumer Finance - (0.6)%
(2,600) Capital One Financial Corp (268,424)
(8,800) Synchrony Financial (330,704)
Total Consumer Finance (599,128)
a a a a a a a a a
Containers & Packaging - (1.5)%
(25,000) Amcor PLC (308,750)
(2,950) AptarGroup Inc (313,113)
(5,900) Ball Corp (330,872)
(9,000) International Paper Co (334,080)
(9,300) Westrock Co (352,656)
Total Containers & Packaging (1,639,471)
a a a a a a a a a
Distributors - (0.3)%
(1,025) Pool Corp (337,645)
a a a a a a a a a
Diversified Consumer Services - (0.4)%
(36,500) Mister Car Wash Inc (2) (373,760)
a a a a a a a a a
Electric Utilities - (1.2)%
(1,900) Duke Energy Corp (189,867)
(5,000) Edison International (333,300)
(2,700) Entergy Corp (313,929)
(3,600) Eversource Energy (298,296)
(2,800) Southern Co/The (189,392)
Total Electric Utilities (1,324,784)
a a a a a a a a a
Electronic Equipment, Instruments & Components - (0.6)%
(8,500) Corning Inc (290,105)
(5,600) Trimble Inc (2) (334,600)
Total Electronic Equipment, Instruments & Components (624,705)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Shares Description (1) Value
Equity Real Estate Investment Trusts (REITs) - (2.3)%
(2,200) Alexandria Real Estate Equities Inc $ (342,342)
(7,800) CubeSmart (322,842)
(2,700) Digital Realty Trust Inc (303,642)
(19,000) Douglas Emmett Inc (329,080)
(6,000) Iron Mountain Inc (325,980)
(800) Public Storage (238,368)
(4,500) Realty Income Corp (283,815)
(7,900) UDR Inc (327,613)
Total Equity Real Estate Investment Trusts (REITs) (2,473,682)
a a a a a a a a a
Food & Staples Retailing - (0.6)%
(1,500) Casey's General Stores Inc (364,530)
(6,200) Kroger Co/The (304,978)
Total Food & Staples Retailing (669,508)
a a a a a a a a a
Food Products - (0.9)%
(7,100) Hormel Foods Corp (333,700)
(3,700) McCormick & Co Inc/MD (315,166)
(4,300) Tyson Foods Inc, Class A (2) (285,004)
Total Food Products (933,870)
a a a a a a a a a
Gas Utilities - (0.3)%
(3,000) Atmos Energy Corp (360,600)
a a a a a a a a a
Health Care Equipment & Supplies - (0.9)%
(4,400) Hologic Inc (2) (335,104)
(1,300) ResMed Inc (299,260)
(1,700) STERIS PLC (315,758)
Total Health Care Equipment & Supplies (950,122)
a a a a a a a a a
Health Care Providers & Services - (0.9)%
(19,000) agilon health Inc (2) (333,640)
(9,800) Premier Inc, Class A (326,830)
(2,200) Quest Diagnostics Inc (334,026)
Total Health Care Providers & Services (994,496)
a a a a a a a a a
Hotels, Restaurants & Leisure - (1.5)%
(2,600) Airbnb Inc (2) (265,564)
(800) Domino's Pizza Inc (310,984)
(3,700) Hyatt Hotels Corp (2) (371,184)
(4,300) Planet Fitness Inc, Class A (2) (336,948)
(16,000) Wendy's Co/The (360,960)
Total Hotels, Restaurants & Leisure (1,645,640)
a a a a a a a a a
Household Durables - (0.9)%
(3,600) Garmin Ltd (334,764)
(9,600) Leggett & Platt Inc (341,856)
(70) NVR Inc (2) (324,731)
Total Household Durables (1,001,351)
a a a a a a a a a
Household Products - (0.3)%
(3,900) Church & Dwight Co Inc (319,293)
a a a a a a a a a
Insurance - (1.0)%
(3,000) Cincinnati Financial Corp (332,880)
(3,600) Principal Financial Group Inc (322,848)
(9,400) Ryan Specialty Holdings Inc (2) (378,632)
Total Insurance (1,034,360)
a a a a a a a a a
Internet & Direct Marketing Retail - (0.3)%
(2,300) Etsy Inc (2) (303,807)
a a a a a a a a a
It Services - (0.3)%
(6,700) Genpact Ltd (308,937)
a a a a a a a a a

Shares Description (1) Value
IT Services - (1.9)%
(3,600) Akamai Technologies Inc (2) $ (341,496)
(2,100) Broadridge Financial Solutions Inc (313,131)
(5,000) Cognizant Technology Solutions Corp, Class A (311,050)
(1,700) FleetCor Technologies Inc (2) (333,540)
(1,800) Globant SA (2) (337,284)
(6,500) Okta Inc (2) (346,580)
Total IT Services (1,983,081)
a a a a a a a a a
Life Sciences Tools & Services - (0.9)%
(3,800) Bio-Techne Corp (322,962)
(2,250) PerkinElmer Inc (2) (314,392)
(7,300) QIAGEN NV (2) (361,642)
Total Life Sciences Tools & Services (998,996)
a a a a a a a a a
Multi-Utilities - (0.3)%
(3,000) Consolidated Edison Inc (294,120)
a a a a a a a a a
Oil, Gas & Consumable Fuels - (0.2)%
(12,500) Kinder Morgan Inc (239,000)
a a a a a a a a a
Pharmaceuticals - (0.3)%
(6,800) Royalty Pharma PLC (298,996)
a a a a a a a a a
Professional Services - (0.9)%
(1,400) Equifax Inc (276,318)
(4,300) Robert Half International Inc (338,754)
(4,900) TransUnion (309,092)
Total Professional Services (924,164)
a a a a a a a a a
Road & Rail - (0.3)%
(5,400) AMERCO (2) (341,118)
a a a a a a a a a
Semiconductors & Semiconductor Equipment - (1.4)%
(1,100) Analog Devices Inc (189,101)
(4,200) Entegris Inc (324,618)
(4,000) Microchip Technology Inc (316,760)
(3,300) Skyworks Solutions Inc (315,546)
(3,700) Teradyne Inc (345,765)
Total Semiconductors & Semiconductor Equipment (1,491,790)
a a a a a a a a a
Software - (1.5)%
(1,350) ANSYS Inc (2) (343,305)
(1,200) Autodesk Inc (2) (242,340)
(5,600) Fortinet Inc (2) (297,696)
(2,700) Manhattan Associates Inc (2) (340,038)
(12,300) Paycor HCM Inc (2) (355,716)
Total Software (1,579,095)
a a a a a a a a a
Specialty Retail - (1.3)%
(7,500) Bath & Body Works Inc (318,750)
(4,500) Floor & Decor Holdings Inc, Class A (2) (335,835)
(2,600) Penske Automotive Group Inc (328,770)
(1,250) RH (2) (358,538)
Total Specialty Retail (1,341,893)
a a a a a a a a a
Textiles, Apparel & Luxury Goods - (0.3)%
(8,000) Skechers USA Inc, Class A (2) (337,360)
a a a a a a a a a
Trading Companies & Distributors - (0.3)%
(1,200) Watsco Inc (322,776)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Water Utilities - (0.3)%
(2,000) American Water Works Co Inc $ (303,520)
a a a a a a a a a
Total Common Stocks Sold Short (proceeds $33,116,806) (31,623,068)
Other Assets Less Liabilities -  8.3% 8,835,995
Net Assets - 100% $ 106,703,289
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 107,259,471 $ – $ – $ 107,259,471
Short-Term Investments:
Repurchase Agreements – 22,230,891 – 22,230,891
Common Stocks Sold Short (31,623,068) – – (31,623,068)
Total
$ 75,636,403 $ 22,230,891 $ – $ 97,867,294
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $57,345,647 have been pledged as collateral for Common
Stocks Sold Short.
S&P Standard & Poor's